Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders’ Equity [Abstract]
Schedule of Stock Option Activities	Stock option activities for the six months ended June 30, 2024 are summarized as follows:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2023	28,850	$7.28	5.31	$8,610
Expired	(2,000)	0.005	-	-
Balance Outstanding, June 30, 2024	26,850	$7.82	5.19	$3,980
Exercisable, June 30, 2024	26,850	$7.82	5.19	$3,980
Stock option activities for the years ended December 31, 2023 and 2022 are summarized as follows:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2021	12,849	$3.89	2.54	$42,870
Granted	16,000	10.0	-	-
Balance Outstanding, December 31, 2022	28,849	7.28	6.31	20,130
Granted	-	-	-	-
Balance Outstanding, December 31, 2023	28,849	$7.28	5.31	$8,610
Exercisable, December 31, 2023	28,849	$7.28	5.31	$8,610

Schedule of Warrant Activities	Warrant activities for the six months ended June 30, 2024 are summarized as follows:
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2023	404,580	$14.05	2.31	$-
Granted	1,020,276	2.04	-	-
Exercised	(34,037)	0.0001
Balance Outstanding, June 30, 2024	1,390,819	$5.58	4.03	$-
Exercisable, June 30, 2024	1,390,819	$5.58	4.03	$-
Warrant activities for the years ended December 31, 2023 and 2022 are summarized as follows:
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2021	347,080	$15.5	4.1	$-
Granted	57,500	6.25	5.0	-
Balance Outstanding, December 31, 2022	404,580	14.05	3.3	-
Granted	-	-	-	-
Balance Outstanding, December 31, 2023	404,580	$14.05	2.3	$-
Exercisable, December 31, 2023	404,580	$14.05	2.3	$-